WARRANT LIBILITY (Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation) (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions to estimate the fair value of warrants
Stock price (in dollars per share)	$ 3.20	$ 8.50	$ 7.05
Exercise price (in dollars per share)	$ 30.2	$ 30.2	$ 30.2
Annual dividend yield (as a percent)			0.00%
Time to maturity	8 months 12 days	1 year 8 months 12 days	2 years 8 months 12 days
Risk-free interest rate (as a percent)	0.70%	0.93%	0.96%
Expected volatility (as a percent)	42.90%	67.20%	83.00%